Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial instruments [Table Text Block]

The carrying values of each classification of financial instrument as at December 31, 2022 are:

	Amortized Cost	Fair value through profit or loss	Total carrying value
Financial assets
Cash	$11,046	$-	$11,046
Restricted deposits	81	11,460	11,541
Amounts receivable and other assets	611	1,587	2,198
Total financial assets	11,738	13,047	24,785

Financial liabilities
Accounts payable and accruals	2,814	1,019	3,833
Convertible debt	84,356	-	84,356
Promissory note	10,033	-	10,033
Total financial liabilities	$97,203	$1,019	$98,222

The carrying values of each classification of financial instrument as at December 31, 2021 are:

	Amortized Cost	Fair value through profit or loss	Total carrying value
Financial assets
Cash	$2,958	$-	$2,958
Restricted deposits	555	13,743	14,298
Amounts receivable and other assets	608	2,113	2,721
Total financial assets	4,121	15,856	19,977

Financial liabilities
Accounts payable and accruals	2,267	984	3,251
Convertible debt	35,753	-	35,753
Promissory note	17,695	-	17,695
Total financial liabilities	$55,715	$984	$56,699

Disclosure of financial instruments by type of interest rate [Table Text Block]
	December 31, 2022	December 31, 2021
Cash	$11,046	$2,958
Restricted Deposits	81	555
Promissory Note	$10,033	$17,695